AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	REITS-APARTMENTS — 12.2%
4,570	Camden Property Trust - REIT	$362,127
3,348	Essex Property Trust, Inc. - REIT	737,364
83,676	Independence Realty Trust, Inc. - REIT	748,063
4,741	Mid-America Apartment Communities, Inc. - REIT	488,465
		2,336,019
	REITS-COMMERCIAL FINANCING — 2.3%
40,879	Jernigan Capital, Inc. - REIT	448,034
	REITS-DATA CENTER — 13.4%
3,250	CoreSite Realty Corp. - REIT	376,675
2,375	Equinix, Inc., REIT	1,483,354
12,127	QTS Realty Trust, Inc. - Class A - REIT	703,487
		2,563,516
	REITS-HEALTH CARE — 6.4%
46,149	Global Medical REIT, Inc. - REIT	467,028
32,251	Sabra Health Care REIT, Inc. - REIT	352,181
8,998	Welltower, Inc. - REIT	411,928
		1,231,137
	REITS-INDUSTRIALS — 14.6%
6,269	Americold Realty Trust - REIT	213,397
1,164	Innovative Industrial Properties, Inc. - REIT	88,382
14,388	Prologis, Inc. - REIT	1,156,364
32,980	Rexford Industrial Realty, Inc. - REIT	1,352,510
		2,810,653
	REITS-INFRASTRUCTURE — 11.6%
8,443	American Tower Corp. - REIT	1,838,463
2,692	Crown Castle International Corp. - REIT	388,725
		2,227,188
	REITS-MANUFACTURED HOMES — 7.9%
8,078	Equity LifeStyle Properties, Inc. - REIT	464,323
8,460	Sun Communities, Inc. - REIT	1,056,231
		1,520,554
	REITS-OFFICE — 14.4%
8,042	Alexandria Real Estate Equities, Inc. - REIT	1,102,236
4,654	Boston Properties, Inc. - REIT	429,238
19,685	Hudson Pacific Properties, Inc. - REIT	499,212
7,171	Kilroy Realty Corp. - REIT	456,793
5,585	Mack-Cali Realty Corp., REIT	85,059

AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-OFFICE (Continued)
4,238	SL Green Realty Corp. - REIT	$182,658
		2,755,196
	REITS-REGIONAL MALLS — 1.7%
6,091	Simon Property Group, Inc. - REIT	334,152
	REITS-SELF STORAGE — 5.6%
5,205	Extra Space Storage, Inc. - REIT	498,431
19,748	National Storage Affiliates Trust - REIT	584,541
		1,082,972
	REITS-SHOPPING CENTERS — 1.9%
9,595	Regency Centers Corp. - REIT	368,736
	REITS-SINGLE FAMILY HOME — 3.4%
30,283	Invitation Homes, Inc. - REIT	647,148
	TOTAL COMMON STOCKS
	(Cost $18,840,309)	18,325,305
	SHORT-TERM INVESTMENTS — 4.7%
912,754	Federated Treasury Obligations Fund - Institutional Class, 0.31%[1]	912,754
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $912,754)	912,754
	TOTAL INVESTMENTS — 100.1%
	(Cost $19,753,063)	19,238,059
	Liabilities in Excess of Other Assets — 0.1%	(23,690)
	TOTAL NET ASSETS — 100.0%	$19,214,369

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.